Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 138,023	$ 184,452
Investments in marketable securities available-for-sale	10,879	10,157
Accounts receivable, less allowance for doubtful accounts, sales returns and discounts of $2,931 and $1,203 at December 31, 2016 and 2017, respectively	187,571	190,998
Inventories	135,200	149,748
Deferred tax assets	0	5,065
Restricted cash, cash equivalents and marketable securities	147,000	138,200
Other receivable from related parties	3,250	7,150
Prepaid expenses and other current assets	39,495	17,195
Total current assets	661,418	702,965
Investment in non-marketable equity securities	3,122	12,242
Equity method investments	10,739	2,362
Property, plant and equipment, net	86,673	48,172
Deferred tax assets	7,688	1,050
Goodwill	28,138	28,138
Other intangible assets, net	2,179	3,170
Restricted marketable securities	470	124
Other assets	1,628	1,411
Total non current asset	140,637	96,669
Total assets	802,055	799,634
Current liabilities:
Short-term debt	147,000	138,000
Accounts payable	139,933	142,269
Accounts payable to related party	0	576
Income taxes payable	6,798	14,155
Deferred tax liabilities	0	25
Other payable to related party	2,200	0
Other accrued expenses and other current liabilities	41,268	29,721
Total current liabilities	337,199	324,746
Income taxes payable	487	519
Accrued pension liabilities	1,152	1,064
Deferred tax liabilities	32	60
Other liabilities	4,616	1,438
Total liabilities	343,486	327,827
Redeemable noncontrolling interest	3,656	3,656
Himax Technologies, Inc. stockholders’ equity:
Ordinary shares, US$0.3 par value, 1,000,000,000 shares authorized; 356,699,482 shares issued; and 344,007,418 shares and 344,207,492 shares outstanding at December 31, 2016 and 2017, respectively	107,010	107,010
Additional paid-in capital	107,400	106,350
Treasury shares, at cost (12,692,064 shares and 12,491,990 shares at December 31, 2016 and 2017, respectively)	(8,878)	(9,020)
Accumulated other comprehensive loss	(1,430)	(2,467)
Unappropriated retained earnings	252,546	265,860
Total Himax Technologies, Inc. stockholders’ equity	456,648	467,733
Noncontrolling interests	(1,735)	418
Total equity	454,913	468,151
Commitments and contingencies
Total liabilities, redeemable noncontrolling interest and equity	$ 802,055	$ 799,634